UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,398,063)	$ (866,843)	$ (3,729,106)	$ (5,067,734)
Less: net (income) loss from discontinued operations		253,687	(318,656)	1,397,172
Net loss from continuing operations	(1,398,063)	(613,156)	(4,047,762)	(3,670,562)
Adjustment to reconcile net loss to net cash used in operating activities:
Derivative liability movements	(102,121)	(542,525)	(1,981,938)	(4,129,793)
Amortization of debt discount	160,078	541,612	1,692,110	2,637,656
Investment impairment charge	509,981
Loss on conversion of debt to equity	70,807	367,704	2,838,599	3,738,307
Loss on settlement of liabilities	50,082
Penalty on default note			191,757
Provision against Receivables			129,995
Convertible notes issued for services		4,423	62,996	119,974
Shares issued for services	30,000		162,253	34,739
Stock based compensation	401,831			131,781
Amortization of right of use asset	4,482
Changes in Assets and Liabilities
Other current assets	47,595	7,575	4,521	(1,380)
Accounts payable and accrued expenses	(5,021)	6,212	249,815	58,476
Operating lease liabilities	(4,482)
Interest accruals	21,307	78,846	204,013	241,053
Cash used in operating activities - continuing operations	(213,524)	(149,309)	(493,641)	(839,749)
Cash used in operating activities - discontinued operations		(105,100)	(281,215)	(894,571)
CASH USED IN OPERATING ACTIVITIES	(213,524)	(254,409)	(774,856)	(1,734,320)
CASH FLOWS FROM INVESTING ACTIVITIES:
Plant and equipment purchased	(50,000)
Net cash used in investing activities - continuing operations	(50,000)
Net cash used in investing activities - discontinued operations		4,166		(291)
Net cash provided by investing activities - discontinued operations	(50,000)	4,166		(291)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuances	33,000		65,000
Proceeds from loans payable		60,000	264,435	267,491
Repayment of loans payable	(20,000)
Repayment of convertible notes	(48,000)		(138,000)	(394,226)
Proceeds from short term notes and convertible notes	296,250	192,000	859,453	2,021,867
Net cash provided by financing activities - continuing operations	261,250	252,000	1,050,888	1,895,132
Net cash provided by financing activities - discontinued operations
NET CASH PROVIDED BY FINANCING ACTIVITIES	261,250	252,000	1,050,888	1,895,132
Effect of exchange rate changes on cash and cash equivalents		(914)	(344,347)	(108,255)
NET (DECREASE) INCREASE IN CASH	(2,274)	843	(68,315)	52,266
CASH AT BEGINNING OF PERIOD	2,979	71,294	71,294	19,028
CASH AT END OF PERIOD	705	72,137	2,979	71,294
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest				61,007
NON CASH INVESTING AND FINANCING ACTIVITIES
Notes payable including interest thereon converted to convertible notes payable			298,117	405,735
Recognition of right of use lease	86,741
Conversion of convertible debt to equity	100,164	677,963	2,777,768	2,461,705
Settlement of liabilities with equity	$ 106,135
Conversion of loans payable to equity			791,857
Inventory reclassed to fixed assets				$ 146,774